Schedule of Reconciliation of Cash (Details) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash Flow Information
Cash and cash equivalents	$ 1,435,123	$ 514,140	$ 938,198	$ 121,273	$ 474,973